Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.2%
ASX Ltd.	13,647	$520,242
Brambles Ltd.	95,346	1,502,595
CAR Group Ltd.	26,373	601,109
Cochlear Ltd.	4,563	833,912
Computershare Ltd.	36,503	858,174
CSL Ltd.	33,950	4,143,164
Evolution Mining Ltd.	144,037	1,121,511
Goodman Group	143,273	2,788,402
Lynas Rare Earths Ltd.(a)	63,251	602,946
Macquarie Group Ltd.	25,138	3,246,966
Northern Star Resources Ltd.	95,661	1,720,012
Pro Medicus Ltd.	4,030	704,691
Qantas Airways Ltd.	52,025	340,509
QBE Insurance Group Ltd.	105,994	1,336,703
REA Group Ltd.	3,709	476,359
Scentre Group	366,466	979,746
Sigma Healthcare Ltd.	362,101	683,034
Sonic Healthcare Ltd.	32,893	502,900
Stockland	169,625	668,850
Suncorp Group Ltd.	76,021	873,479
Transurban Group	217,729	2,129,345
Vicinity Ltd.	274,621	442,717
Westpac Banking Corp.	238,257	5,868,714
Xero Ltd.(a)	11,523	924,679
		33,870,759
Austria — 0.4%
Erste Group Bank AG	21,476	2,347,445
Raiffeisen Bank International AG	8,745	355,366
		2,702,811
Belgium — 1.6%
Ageas SA	10,442	713,428
Argenx SE(a)	4,305	3,924,414
D'ieteren Group	1,484	258,466
Elia Group SA, Class B	3,114	376,095
KBC Group NV	16,017	1,971,729
Lotus Bakeries NV	29	260,587
Sofina SA	1,205	339,866
UCB SA	8,819	2,465,032
		10,309,617
China — 0.0%
Wharf Holdings Ltd. (The)	76,000	230,677
Denmark — 1.0%
Demant A/S(a)	6,674	227,458
Genmab A/S(a)	4,265	1,370,278
Novonesis Novozymes B, Class B	24,571	1,533,755
Pandora A/S	5,512	659,596
Rockwool AS, Class B	6,744	227,979
Tryg A/S	23,337	578,077
Vestas Wind Systems A/S	70,625	1,678,897
		6,276,040
Finland — 1.2%
Elisa OYJ	10,019	439,195
Kesko OYJ, Class B	19,120	407,683
Kone OYJ, Class B	23,751	1,616,260
Metso OYJ	46,222	763,979
Nokia OYJ	370,455	2,256,116
Orion OYJ, Class B	7,639	546,880
Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	169,401	$1,992,467
		8,022,580
France — 9.9%
Accor SA	13,691	740,928
Aeroports de Paris SA	2,399	351,843
Air Liquide SA	40,582	7,777,441
Amundi SA(b)	4,361	349,123
AXA SA	121,877	5,506,127
BioMerieux	3,140	393,421
Bureau Veritas SA	23,980	767,217
Capgemini SE	10,800	1,692,171
Covivio SA/France	3,915	252,919
Dassault Systemes SE	47,035	1,317,408
Edenred SE	16,580	355,554
Eiffage SA	4,835	668,089
EssilorLuxottica SA	21,062	7,554,405
Eurofins Scientific SE	8,302	565,478
Euronext NV(b)	5,366	822,266
Gecina SA	3,467	321,414
Getlink SE	21,324	385,704
Hermes International SCA	2,218	5,412,682
Ipsen SA	2,650	382,596
Klepierre SA	15,189	591,280
Legrand SA	18,384	2,789,101
Orange SA	124,322	2,049,330
Publicis Groupe SA	16,045	1,566,016
Rexel SA	15,827	603,182
Sartorius Stedim Biotech	2,060	496,446
Schneider Electric SE	38,388	10,330,422
Societe Generale SA	49,469	3,444,549
Sodexo SA	6,425	339,821
STMicroelectronics NV	47,503	1,094,308
Unibail-Rodamco-Westfield, New	8,555	908,712
Vinci SA	35,007	4,967,906
		64,797,859
Germany — 8.5%
Allianz SE, Registered	26,925	11,622,330
Beiersdorf AG	6,801	731,351
Commerzbank AG	51,246	2,010,807
Covestro AG, NVS(a)	12,735	914,872
CTS Eventim AG & Co. KGaA	4,325	423,480
Deutsche Boerse AG	13,177	3,522,211
Deutsche Lufthansa AG, Registered	40,771	391,508
Fresenius SE & Co. KGaA	29,473	1,619,046
Hannover Rueck SE	4,221	1,269,105
Henkel AG & Co. KGaA	7,590	569,781
Hensoldt AG	4,449	353,007
HOCHTIEF AG	1,062	375,940
Infineon Technologies AG	91,323	3,855,231
Knorr-Bremse AG	5,044	535,051
LEG Immobilien SE	5,271	396,003
Merck KGaA	9,031	1,217,237
MTU Aero Engines AG	3,767	1,541,296
Nemetschek SE	4,032	450,603
QIAGEN NV	15,137	722,557
Rational AG	359	268,379
SAP SE	73,046	17,634,032
Scout24 SE(b)	5,361	548,333
Siemens Healthineers AG(b)	23,598	1,173,703
Symrise AG, Class A	9,288	768,814
Talanx AG(a)	4,541	590,064

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Vonovia SE	52,882	$1,600,905
Zalando SE(a)(b)	15,697	422,847
		55,528,493
Hong Kong — 3.3%
AIA Group Ltd.	735,200	7,657,755
BOC Hong Kong Holdings Ltd.	259,500	1,252,817
Futu Holdings Ltd., ADR	3,970	673,550
Hang Seng Bank Ltd.	52,500	1,028,004
HKT Trust & HKT Ltd., Class SS	281,000	429,928
Hong Kong Exchanges & Clearing Ltd.	84,300	4,483,115
Hongkong Land Holdings Ltd.	76,100	483,672
Link REIT	182,300	865,867
MTR Corp. Ltd.	109,000	432,840
Sino Land Co. Ltd.	262,000	351,922
SITC International Holdings Co. Ltd.	90,000	309,449
Sun Hung Kai Properties Ltd.	101,500	1,289,085
Swire Pacific Ltd., Class A	23,500	201,758
Techtronic Industries Co. Ltd.	100,500	1,181,993
WH Group Ltd.(b)	588,500	616,296
Wharf Real Estate Investment Co. Ltd.	117,000	370,383
		21,628,434
Ireland — 0.6%
AIB Group PLC	152,141	1,565,441
Bank of Ireland Group PLC	68,126	1,261,814
Kerry Group PLC, Class A	11,595	1,076,377
		3,903,632
Israel — 1.6%
Azrieli Group Ltd.	3,034	308,263
Bank Hapoalim BM	87,457	1,893,095
Bank Leumi Le-Israel BM	104,155	2,184,263
Check Point Software Technologies Ltd.(a)(c)	6,002	1,120,994
CyberArk Software Ltd.(a)	3,514	1,611,485
Israel Discount Bank Ltd., Class A	85,741	897,919
Mizrahi Tefahot Bank Ltd.	10,918	764,809
Monday.com Ltd.(a)	3,084	443,664
Nice Ltd.(a)	4,327	452,808
Phoenix Financial Ltd.	15,548	626,044
Wix.com Ltd.(a)	3,895	372,791
		10,676,135
Italy — 1.7%
BPER Banca SpA	102,893	1,239,937
Buzzi SpA	5,224	322,217
FinecoBank Banca Fineco SpA	42,675	1,049,722
Generali	59,791	2,373,429
Infrastrutture Wireless Italiane SpA(b)	20,998	192,299
Moncler SpA	16,272	1,099,742
Nexi SpA(b)	36,719	171,709
Poste Italiane SpA(b)	32,040	766,940
Prysmian SpA	19,709	1,978,025
Telecom Italia SpA/Milano(a)	805,247	453,991
Terna - Rete Elettrica Nazionale	103,877	1,095,444
Unipol Assicurazioni SpA	25,219	579,191
		11,322,646
Japan — 27.0%
Advantest Corp.	53,600	7,132,045
Aeon Co. Ltd.	155,800	2,820,882
Ajinomoto Co. Inc.	63,500	1,473,414
ANA Holdings Inc.	11,700	220,756
Asahi Kasei Corp.	92,000	768,417
Asics Corp.	48,800	1,168,896
Astellas Pharma Inc.	126,400	1,589,405
Security	Shares	Value
Japan (continued)
Bandai Namco Holdings Inc.	40,900	$1,200,176
Canon Inc.	60,700	1,785,915
Capcom Co. Ltd.	24,300	594,150
Central Japan Railway Co.	54,200	1,481,128
Chiba Bank Ltd. (The)	39,900	420,583
Chugai Pharmaceutical Co. Ltd.	47,000	2,516,667
Dai Nippon Printing Co. Ltd.	27,500	465,098
Daifuku Co. Ltd.	22,600	714,868
Dai-ichi Life Holdings Inc.	246,700	1,924,718
Daiichi Sankyo Co. Ltd.	125,900	3,103,055
Daiwa House Industry Co. Ltd.	39,300	1,341,355
Daiwa Securities Group Inc.	93,700	777,324
Denso Corp.	120,900	1,591,896
Disco Corp.	6,400	1,784,775
Eisai Co. Ltd.	18,500	580,228
FANUC Corp.	65,300	2,092,992
FUJIFILM Holdings Corp.	78,500	1,685,391
Fujikura Ltd.	17,500	2,025,243
Hankyu Hanshin Holdings Inc.	16,900	424,309
Hikari Tsushin Inc.	1,300	361,816
Hoya Corp.	24,000	3,605,260
Hulic Co. Ltd.	31,500	347,444
Japan Airlines Co. Ltd.	10,000	186,505
Japan Exchange Group Inc.	69,500	794,162
Japan Post Bank Co. Ltd.	125,500	1,510,317
Japan Post Holdings Co. Ltd.	123,100	1,209,201
Japan Post Insurance Co. Ltd.	13,600	378,298
Kajima Corp.	29,600	1,103,471
Kao Corp.	32,700	1,322,270
Kawasaki Heavy Industries Ltd.	10,600	671,371
KDDI Corp.	205,600	3,537,171
Keyence Corp.	13,600	4,629,567
Kikkoman Corp.	48,100	440,204
Kobe Bussan Co. Ltd.	10,100	245,492
Komatsu Ltd.	66,500	2,184,483
Konami Group Corp.	7,000	1,069,826
Kubota Corp.	68,300	985,785
Kyocera Corp.	89,900	1,230,644
Kyowa Kirin Co. Ltd.	17,600	296,276
LY Corp.	191,900	515,379
Makita Corp.	15,300	444,855
MatsukiyoCocokara & Co.	23,100	427,381
Minebea Mitsumi Inc.	25,300	513,647
Mitsubishi Estate Co. Ltd.	74,500	1,757,685
Mitsubishi HC Capital Inc.	61,300	490,501
Mitsubishi UFJ Financial Group Inc.	801,100	12,560,870
Mitsui Fudosan Co. Ltd.	185,000	2,172,923
Mizuho Financial Group Inc.	173,800	6,129,379
MonotaRO Co. Ltd.	16,300	238,837
MS&AD Insurance Group Holdings Inc.	90,300	2,003,558
Murata Manufacturing Co. Ltd.	116,700	2,402,373
NEC Corp.	90,700	3,426,883
Nexon Co. Ltd.	25,300	616,192
Nidec Corp.	58,400	737,048
Nippon Building Fund Inc.	542	518,167
Nippon Paint Holdings Co. Ltd.	64,800	422,643
Nippon Sanso Holdings Corp.	12,200	397,264
Nitori Holdings Co. Ltd.	28,000	485,303
Nitto Denko Corp.	47,600	1,177,879
Nomura Research Institute Ltd.	26,400	1,054,522
NTT Inc.	2,082,300	2,075,227
Obayashi Corp.	44,600	909,301

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Oracle Corp./Japan	3,000	$258,037
Oriental Land Co. Ltd./Japan	75,600	1,454,205
Otsuka Corp.	16,000	316,414
Otsuka Holdings Co. Ltd.	30,400	1,721,715
Pan Pacific International Holdings Corp.	132,800	804,870
Rakuten Group Inc.(a)	105,900	648,135
Recruit Holdings Co. Ltd.	98,500	5,037,905
Renesas Electronics Corp.	124,300	1,465,816
Resona Holdings Inc.	145,400	1,480,211
Sanrio Co. Ltd.	12,500	447,829
SBI Holdings Inc.	39,200	826,605
SCREEN Holdings Co. Ltd.	5,700	470,112
SCSK Corp.	10,900	397,327
Secom Co. Ltd.	28,000	946,379
Seibu Holdings Inc.	14,600	453,420
Sekisui Chemical Co. Ltd.	26,400	449,906
Sekisui House Ltd.	41,700	935,083
Shimadzu Corp.	16,500	470,996
Shin-Etsu Chemical Co. Ltd.	118,100	3,536,348
Shionogi & Co. Ltd.	53,000	909,011
Shiseido Co. Ltd.	28,100	400,003
SMC Corp.	4,000	1,406,947
SoftBank Corp.	2,022,000	2,892,911
SoftBank Group Corp.	66,900	7,195,822
Sompo Holdings Inc.	62,300	1,973,147
Sony Financial Group Inc.(a)	305,400	288,967
Sumitomo Metal Mining Co. Ltd.	17,300	569,046
Sumitomo Mitsui Financial Group Inc.	256,500	7,761,301
Sumitomo Mitsui Trust Group Inc.	44,600	1,295,700
Sumitomo Realty & Development Co. Ltd.	21,300	1,029,307
Suntory Beverage & Food Ltd.	10,000	316,419
Sysmex Corp.	37,100	351,838
T&D Holdings Inc.	32,700	710,390
Taisei Corp.	10,300	880,931
Terumo Corp.	93,300	1,454,997
TIS Inc.	14,800	489,088
Toho Co. Ltd./Tokyo	7,300	420,367
Tokio Marine Holdings Inc.	128,600	4,558,986
Tokyo Electron Ltd.	31,400	6,419,338
Tokyo Metro Co. Ltd.(c)	21,800	224,172
Tokyu Corp.	35,000	408,446
Toppan Holdings Inc.	16,600	535,927
Toray Industries Inc.	97,300	632,891
Trend Micro Inc./Japan	8,900	444,491
Tsuruha Holdings Inc.	18,400	326,171
Unicharm Corp.	77,300	453,195
West Japan Railway Co.	28,800	573,142
Yamaha Motor Co. Ltd.	63,900	463,071
Yokohama Financial Group, Inc.	72,500	573,553
ZOZO Inc.	31,500	271,355
		177,623,309
Netherlands — 9.0%
ABN AMRO Bank NV, CVA(b)	40,674	1,378,118
Adyen NV(a)(b)	1,763	2,755,499
Aegon Ltd.	92,785	750,353
AerCap Holdings NV(c)	12,313	1,649,942
Akzo Nobel NV	11,918	774,770
ASM International NV	3,278	1,813,319
ASML Holding NV	27,153	28,718,439
ASR Nederland NV	10,993	742,226
BE Semiconductor Industries NV	5,107	773,557
CVC Capital Partners PLC(b)	14,219	234,834
Security	Shares	Value
Netherlands (continued)
DSM-Firmenich AG	12,055	$991,560
ING Groep NV	211,207	5,476,380
InPost SA(a)(c)	16,275	191,102
JDE Peet's NV	11,930	438,217
Koninklijke KPN NV	272,899	1,250,280
NN Group NV	18,846	1,367,642
Prosus NV	91,435	5,764,423
Randstad NV	7,332	285,332
Universal Music Group NV	76,794	1,973,429
Wolters Kluwer NV	16,283	1,727,031
		59,056,453
New Zealand — 0.3%
Auckland International Airport Ltd.	117,347	538,904
Fisher & Paykel Healthcare Corp. Ltd., Class C	40,788	873,953
Infratil Ltd.	64,824	434,357
Meridian Energy Ltd.	98,935	319,713
		2,166,927
Norway — 0.7%
DNB Bank ASA	61,797	1,652,473
Gjensidige Forsikring ASA	13,756	384,624
Mowi ASA	32,535	739,046
Orkla ASA	49,491	529,813
Salmar ASA	4,905	287,004
Telenor ASA	43,708	631,702
Yara International ASA	11,434	417,639
		4,642,301
Portugal — 0.1%
EDP Renovaveis SA	23,381	311,549
Jeronimo Martins SGPS SA	19,982	474,172
		785,721
Singapore — 2.4%
CapitaLand Ascendas REIT	277,599	602,937
CapitaLand Integrated Commercial Trust	433,939	788,186
CapitaLand Investment Ltd./Singapore	165,900	339,798
DBS Group Holdings Ltd.	148,820	6,233,844
Grab Holdings Ltd., Class A(a)	166,052	904,984
Oversea-Chinese Banking Corp. Ltd.	236,700	3,381,552
Singapore Airlines Ltd.	109,600	549,360
Singapore Exchange Ltd.	60,100	783,683
United Overseas Bank Ltd.	87,700	2,301,984
		15,886,328
Spain — 2.0%
Aena SME SA(b)	53,950	1,469,323
Amadeus IT Group SA	31,883	2,346,384
Banco de Sabadell SA	356,146	1,294,643
Bankinter SA	48,136	758,846
CaixaBank SA	275,080	3,071,651
Cellnex Telecom SA(b)	35,469	1,065,212
Ferrovial SE	36,535	2,396,118
International Consolidated Airlines Group SA, Class DI	78,056	410,555
Mapfre SA	61,916	286,726
Redeia Corp. SA	7,817	139,583
		13,239,041
Sweden — 5.5%
AddTech AB, Class B	18,185	625,809
Assa Abloy AB, Class B	70,062	2,664,739
Beijer Ref AB, Class B	28,568	455,369
Boliden AB(a)	19,920	955,876
Epiroc AB, Class A	45,054	967,717
Epiroc AB, Class B	28,469	548,785

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Essity AB, Class B	42,257	$1,169,660
Fastighets AB Balder, Class B(a)	49,154	353,386
Hexagon AB, Class B	145,221	1,702,712
Holmen AB, Class B	4,879	178,750
Indutrade AB	19,180	476,594
Investment AB Latour, Class B	10,705	256,396
Investor AB, Class B	127,312	4,335,059
Lifco AB, Class B	16,357	602,796
Nibe Industrier AB, Class B	104,923	388,388
Nordea Bank Abp	217,184	3,843,208
Sagax AB, Class B	15,479	331,182
Sandvik AB	74,361	2,248,636
Securitas AB, Class B	34,147	520,940
Skandinaviska Enskilda Banken AB, Class A	105,756	2,104,579
Skanska AB, Class B	23,913	614,148
SKF AB, Class B	23,802	624,272
Spotify Technology SA(a)	10,936	6,549,242
Svenska Cellulosa AB SCA, Class B	41,973	545,780
Svenska Handelsbanken AB, Class A	101,862	1,414,540
Swedish Orphan Biovitrum AB(a)	13,587	488,471
Tele2 AB, Class B	38,400	611,810
Telia Co. AB	165,875	666,416
		36,245,260
Switzerland — 10.7%
ABB Ltd., Registered	109,670	7,892,268
Alcon AG	34,884	2,780,818
Baloise Holding AG, Registered	2,888	755,846
Banque Cantonale Vaudoise, Registered	2,062	250,067
Barry Callebaut AG, Registered	246	395,009
Belimo Holding AG, Registered	690	676,921
Galderma Group AG	10,783	2,152,727
Geberit AG, Registered	2,370	1,848,019
Givaudan SA, Registered	646	2,725,622
Helvetia Holding AG, Registered	2,602	675,203
Julius Baer Group Ltd.	14,407	1,027,900
Kuehne + Nagel International AG, Registered	3,373	677,293
Lonza Group AG, Registered	4,909	3,369,764
Novartis AG, Registered	132,979	17,348,442
Partners Group Holding AG	1,590	1,887,372
Sandoz Group AG	29,229	2,067,528
Schindler Holding AG, Participation Certificates, NVS	2,769	989,966
Schindler Holding AG, Registered	1,717	582,819
SGS SA	11,548	1,324,798
Sika AG, Registered	10,677	2,107,232
Sonova Holding AG, Registered	3,532	881,674
Straumann Holding AG	7,783	889,596
Swatch Group AG (The), Bearer	1,989	402,338
Swiss Life Holding AG, Registered	1,999	2,192,533
Swiss Prime Site AG, Registered	5,546	817,826
Swiss Re AG	20,911	3,690,225
Swisscom AG, Registered	1,820	1,308,098
VAT Group AG(b)	1,890	834,107
Zurich Insurance Group AG	10,249	7,369,078
		69,921,089
United Kingdom — 6.4%
3i Group PLC	69,563	2,908,777
Admiral Group PLC	18,353	769,974
Antofagasta PLC	27,979	1,023,038
Ashtead Group PLC	29,537	1,889,385
Associated British Foods PLC	22,661	641,181
Auto Trader Group PLC(b)	60,706	513,362
Security	Shares	Value
United Kingdom (continued)
Aviva PLC	215,504	$1,859,444
Barratt Redrow PLC	95,424	498,559
Bunzl PLC	22,796	653,126
Coca-Cola HBC AG, Class DI	15,498	777,521
Compass Group PLC	118,606	3,729,229
Endeavour Mining PLC	12,876	595,834
Halma PLC	26,619	1,256,164
Informa PLC	90,663	1,152,882
InterContinental Hotels Group PLC	10,105	1,341,514
Intertek Group PLC	10,826	662,425
JD Sports Fashion PLC	186,033	190,519
Kingfisher PLC	121,633	492,560
Land Securities Group PLC	49,531	396,499
Legal & General Group PLC	403,117	1,318,312
London Stock Exchange Group PLC	32,719	3,854,056
M&G PLC	160,201	577,228
Pearson PLC	40,436	534,442
Phoenix Group Holdings PLC	51,804	477,588
Prudential PLC	179,595	2,602,195
RELX PLC	127,811	5,125,720
Rentokil Initial PLC	176,910	973,906
Sage Group PLC (The)	67,375	959,273
Schroders PLC	53,382	274,372
Segro PLC	89,991	850,221
Severn Trent PLC	20,203	753,569
Smiths Group PLC	22,894	741,146
United Utilities Group PLC	50,267	823,202
Whitbread PLC	12,061	397,450
Wise PLC, Class A(a)	46,686	546,317
		42,160,990
Total Common Stocks — 99.1% (Cost: $555,486,291)		650,997,102
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	10,964	884,330
Sartorius AG, Preference Shares, NVS	1,822	531,410
		1,415,740
Total Preferred Stocks — 0.2% (Cost: $1,724,685)		1,415,740
Total Long-Term Investments — 99.3% (Cost: $557,210,976)		652,412,842
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	3,126,124	3,127,687
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	20,000	20,000
Total Short-Term Securities — 0.5% (Cost: $3,147,687)		3,147,687
Total Investments — 99.8% (Cost: $560,358,663)		655,560,529
Other Assets Less Liabilities — 0.2%		1,424,963
Net Assets — 100.0%		$656,985,492

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EAFE ETF

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$505,859	$2,621,926 (a)	$—	$(98)	$—	$3,127,687	3,126,124	$1,829 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—	(110,000)(a)	—	—	20,000	20,000	673	—
				$(98)	$—	$3,147,687		$2,502	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	94	12/11/25	$2,037	$108,439
Euro STOXX 50 Index	49	12/19/25	3,226	54,468
				$162,907
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,242,733	$635,754,369	$—	$650,997,102
Preferred Stocks	—	1,415,740	—	1,415,740
Short-Term Securities
Money Market Funds	3,147,687	—	—	3,147,687
	$18,390,420	$637,170,109	$—	$655,560,529
Derivative Financial Instruments(a)
Assets
Equity Contracts	$54,468	$108,439	$—	$162,907

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust